Shareholders' equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 01, 2012	Mar. 31, 2014	Mar. 31, 2013
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve		10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital		25.00%
Retained earnings, reserve		¥ 180,177	¥ 175,735
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method		1,732,993
Treasury stock shares issued	31,151,148
Losses on disposal of treasury stock	45,916
Decrease in non -controlling interest	117,881
Decrease in accumulated other comprehensive income - loss	6,503
Increase in additional paid in capital	44,481
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement of common stock, amount	125,819
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement of common stock, amount	551
Retained earnings
Stockholders Equity Note [Line Items]
Retirement of common stock, amount	45,365
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments		6,890,426	5,858,551
Cash dividends included in retained earnings at year-end		¥ 316,977
Cash dividends per share		¥ 100